Securities - Summary of Securities on the Financial Liabilities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	May 06, 2021
Disclosure of financial assets [line items]
Financial liabilities	R$ 257,965,004	R$ 171,237,146
Debentures issued	1,251,256	2,212,441
XP Investimentos Non-Convertible Debentures | Debentures [Member]
Disclosure of financial assets [line items]
Debentures issued			R$ 500,018
Interest rate			500.00%
Gross carrying amount [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities, at fair value	594,332	623,620
Gross carrying amount [member] | Financial liabilities at fair value through profit or loss | Securities Loaned [Domain]
Disclosure of financial assets [line items]
Financial liabilities	14,830,405	19,949,021
Gross carrying amount [member] | Financial liabilities at fair value through profit or loss | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	623,620	594,332
At fair value [member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities, at fair value	474,053	422,971
At fair value [member] | Financial liabilities at fair value through profit or loss | Securities Loaned [Domain]
Disclosure of financial assets [line items]
Financial liabilities, at fair value	14,830,405	19,949,021
At fair value [member] | Financial liabilities at fair value through profit or loss | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities, at fair value	422,971	474,053
Fair Value/(Under) Contractual Principal Outstanding [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities, at fair value	R$ (120,279)	R$ (200,649)